Schedule of fair value of financial assets and liabilities (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non Current Derivative	kr 1,279,275	kr 128,381
Current Derivative	1,027,638	4,603
Derivative Financial Liabilities	2,306,914	132,984	kr 1,432
Warrants to investor [member]
IfrsStatementLineItems [Line Items]
Non Current Derivative	4,432	128,381
Current Derivative
Warrants related to the PIPE transactions [member]
IfrsStatementLineItems [Line Items]
Non Current Derivative	605,379
Current Derivative	225,053
Warrants to customer [member]
IfrsStatementLineItems [Line Items]
Non Current Derivative	669,465
Current Derivative	587,275
Embedded derivatives [member]
IfrsStatementLineItems [Line Items]
Current Derivative		4,603
Derivative Financial Liabilities		4,603
Warrants to the SPAC transactions [member]
IfrsStatementLineItems [Line Items]
Current Derivative	kr 215,310